Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
HKD [Member]
Schedule of Currency Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts	7.8259	7.8499
Exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8246	7.8389	7.7844
AUD [Member]
Schedule of Currency Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts	0.6524
Exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	0.6579
SGD [Member]
Schedule of Currency Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts	1.3475	1.3294
Exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.3447	1.3739